Provision and contingencies	6 Months Ended
Jun. 30, 2026
Provision and contingencies [Abstract]
Provision and contingencies
17.	Provision and contingencies

On July 14, 2026, an arbitral tribunal constituted under the Arbitration Rules of the SCC Arbitration Institute issued a final award in an arbitration brought by four of the sellers of Charge Amps AB (the “Claimants”) against the Company and Fleetin AB, a Swedish subsidiary of the Company. The arbitration arose from the termination of a share purchase agreement (the “SPA”) relating to the Company’s previously disclosed proposed acquisition of Charge Amps AB.

The tribunal found that Fleetin AB breached the SPA by failing to complete the acquisition and held Fleetin AB and the Company jointly and severally liable under the Company’s guarantee. The Company made sufficient provision for the Claimants’ damages, together with statutory interest and certain legal fees and arbitration costs awarded by the tribunal in the condensed consolidated financial statements for the six months ended June 30, 2026.